Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Material income and expense [abstract]
Rental expense related to operating leases	¥ 27,810	¥ 25,493